UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 21, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total: $    1,514,977,088


List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M				      Common Stock	88579Y101  $12,415,615 	           96,260     Sole		     Sole
Abbott Labs			      Common Stock	002824100  $29,103,026 	 	  665,060     Sole		     Sole
Agilent				      Common Stock	00846U101  $15,780,760 	 	  807,200     Sole		     Sole
Albertsons			      Common Stock	013104104  $28,483,200 	        1,483,500     Sole		     Sole
Allstate			      Common Stock	020002101  $19,129,790 	 	  536,600     Sole		     Sole
American International Group	      Common Stock	026874107  $10,757,493 	 	  194,953     Sole		     Sole
AT& T Corp.			      Common Stock	001957109  $10,144,750 	 	  527,000     Sole		     Sole
AT&T Wireless Services		      Common Stock	00209A106  $   174,298 	 	   21,230     Sole		     Sole
Bally Total Fitness		      Common Stock	05873K108  $   541,800 	 	   60,000     Sole		     Sole
Bankamerica Corp.		      Common Stock	060505104  $69,260,037 		  876,377     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102  $20,366,624 	 	  764,800     Sole		     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	084670108  $    72,500 	 		1     Sole		     Sole
Boeing Co.			      Common Stock	097023105  $39,363,667 	 	1,146,960     Sole		     Sole
BP Amoco			      Common Stock	055622104  $22,787,782 	 	  542,308     Sole		     Sole
Bristol Myers Squibb		      Common Stock	110122108  $58,826,991 	 	2,166,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $18,668,364 	 	  335,400     Sole		     Sole
Charlotte Russe Holding Inc	      Common Stock	161048103  $    51,600 	 	    5,000     Sole		     Sole
ChevronTexaco			      Common Stock	166764100  $18,780,231 	 	  260,114     Sole		     Sole
Citigroup			      Common Stock	172967101  $57,087,325 	 	1,333,816     Sole		     Sole
Coca- Cola Co.			      Common Stock	191216100  $ 2,338,136 	 	   50,380     Sole		     Sole
Comcast Corp			      Common Stock	20030N101  $25,726,096 	 	  852,422     Sole		     Sole
Dell Computer			      Common Stock	247025109  $36,192,528 	 	1,136,700     Sole		     Sole
Disney Co. (Walt)		      Common Stock	254687106  $ 7,585,383 	          384,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $29,625,005 	 	  956,880     Sole		     Sole
Du Pont de Nemours & Co.	      Common Stock	263534109  $45,662,424 	 	1,096,600     Sole		     Sole
Duke Energy			      Common Stock	264399106  $49,921,543 	 	2,502,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $26,688,312 	 	  743,200     Sole		     Sole
Federal Natl. Mtge. Assn.	      Common Stock	313586109  $52,156,073 	 	  773,370     Sole	             Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Corporate Bond	339130AL0  $	 1,619 	 	      259     Sole		     Sole
Ford Motor Co.			      Common Stock	345370860  $33,060,580 	 	3,008,242     Sole		     Sole
Gateway				      Common Stock	367626108  $ 1,825,000 	 	  500,000     Sole		     Sole
General Electric		      Common Stock	369604103  $54,776,075 	 	1,909,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $32,670,720 	 	  907,520     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   392,450 	 	  334,000     Sole		     Sole
Hewlett Packard Co.		      Common Stock	428236103  $10,194,180 	 	  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 6,875,530 	 	  207,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $16,880,240 	 	  811,160     Sole		     Sole
International Absorbents	      Common Stock	45885E203  $   529,320 	 	  160,400     Sole		     Sole
International Business Machines	      Common Stock	459200101  $55,077,000 	 	  667,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104  $24,747,756 	 	  478,680     Sole		     Sole
KLM Royal Dutch Airlines	      Common Stock	482516309  $ 1,009,278 	 	  119,300     Sole		     Sole
Manpower Inc.			      Common Stock	56418H100  $   927,250 	 	   25,000     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $27,149,242 	 	1,230,700     Sole		     Sole
Media Arts Group		      Common Stock	58439C102  $   963,750 	 	  375,000     Sole		     Sole
Merck & Co.			      Common Stock	589331107  $74,049,017 	 	1,222,940     Sole		     Sole
Merrill Lynch			      Common Stock	590188108  $19,605,600 	 	  420,000     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $   979,440 	 	   21,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 3,783,438 	 	  147,560     Sole		     Sole
Midwest Express Holding		      Common Stock	597911106  $ 1,150,180 	 	  439,000     Sole		     Sole
Pepsico				      Common Stock	713448108  $17,130,720 	 	  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $51,692,172 	 	1,513,680     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $   858,880 		   32,000     Sole		     Sole
PNC Bank			      Common Stock	693475105  $28,587,334 		  585,686     Sole		     Sole
Proctor & Gamble Co.		      Common Stock	742718109  $21,367,528 		  239,600     Sole		     Sole
Qwest Capital 7 3/4% due 8/15/2006    Corporate Bond	74913EAC4  $   467,500 	 	      500     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $   916,250 	 	   25,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $54,488,808 	  	2,896,800     Sole		     Sole
SBC Communications		      Common Stock	78387G103  $42,626,164 		1,668,343     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $ 2,693,700 	 	  410,000     Sole		     Sole
Texas Instruments		      Common Stock	882508104  $18,761,600 		1,066,000     Sole		     Sole
Verizon				      Common Stock	92343V104  $31,355,215 		  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $33,498,468 		  838,300     Sole		     Sole
Wal-Mart Stores			      Common Stock	931142103  $12,607,083 	 	  234,900     Sole		     Sole
Washington Mutual		      Common Stock	939322103  $68,516,700 	 	1,659,000     Sole		     Sole
Wyeth				      Common Stock	983024100  $55,069,950 	 	1,209,000     Sole		     Sole



====================================================================================================================================

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